Transactions with Affiliates and Owners	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Affiliates and Owners

(6) Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions during 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Fees from affiliated Owner	$2,994	$2,994	$3,542
Fees from unaffiliated Owners	10,073	8,556	10,252
Fees from Owners	13,067	11,550	13,794
Other fees	1,927	1,870	1,816
Total management fees	$14,994	$13,420	$15,610

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2017 and 2016 consisted of the following:

	2017	2016
Affiliated Owner	$1,409	$5,167
Unaffiliated Owners	9,722	12,965
Total due to Owners, net	$11,131	$18,132